February 8, 2010

Mr. Brian R. Cascio
Accounting Branch Chief
Mail Stop 3030
Division of Corporation Finance
U.S. Securities and Exchange Commission
Washington, DC  20549

Re:	Biotel Inc. Staff Comment Letter dated January 29, 2010 Filed on September 28, 2009 File No. 000-50914

Dear Mr. Cascio:

In response to your comment letter dated January 29, 2010, on February 8, 2010, we filed an amendment to our Form 10-K for the fiscal year ended June 30, 2009, on Form 10-K/A, which corrects the omission of the conformed signature of the accounting firm on the audit report on page F-3.

We acknowledge that:

•	Biotel Inc. is responsible for the adequacy and accuracy of the disclosure in the filing
•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	Biotel Inc. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Best regards,

/s/  Judy Naus

Judy Naus

Chief Financial Officer

Biotel Inc.

1285 Corporate Center Drive, Suite 150

Eagan, MN  55121

Phone:  651-286-8620

Fax:  651-286-8630
info@biotelinc.com